Accounts Receivable, net	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accounts Receivable Net
Accounts Receivable, net

3. Accounts Receivable, net

Accounts receivable, net consisted of the following as of:

	December 31, 2023	June 30, 2024	June 30, 2024
	SGD	SGD	USD
Accounts receivable	3,535,071	1,526,246	1,129,422
Less: allowance for credit losses	(6,170)	(6,170)	(4,566)
Accounts receivable, net	3,528,901	1,520,076	1,124,856

*The allowance for credit losses remains unchanged since January 1, 2021

FBS GLOBAL LIMITED

Notes to Condensed Consolidated Financial Statements (Unaudited)

3. Accounts Receivable, net

Accounts receivable, net consisted of the following as of December 31:

	2022 SGD	2023 SGD	2023 USD
Accounts receivable	3,422,136	3,535,071	2,615,953
Less: allowance for credit loss	(6,170)	(6,170)	(4,566)
Accounts receivable, net	3,415,966	3,528,901	2,611,387

Movement of the allowance for accounts receivable were as follows:

	December 31, 2022	December 31, 2023	December 31, 2023
	SGD	SGD	USD
Beginning balance	6,170	6,170	4,566
Addition	-	2,750	2,035
Write-off		(2,750)	(2,035)
Ending balance	6,170	6,170	4,566

FBS GLOBAL LIMITED

Notes to Consolidated Financial Statements